Commitments (Details Narrative)	1 Months Ended		12 Months Ended
	Jan. 31, 2022 CAD ($)	Feb. 28, 2017 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)
Statement [Line Items]
Lease Term	five years	five years
Commencement Date Of Lease	Aug. 01, 2022	Aug. 01, 2017
Basic Rent Per Year For 1 To 3 Year		$ 46,000
Basic Rent Per Year For 4 To 5 Year		$ 48,000
Basic Rent Per Year For 1 To 2 Year	$ 84,700
Basic Rent Per Year For 3 To 4 Year	87,300
Basic Rent Per Year For Year 5	$ 89,900
Fondaway Canyon Project
Statement [Line Items]
Outstanding Balance				$ 250,000,000
Advance Royalty Payments			$ 35,000
Total Royalty Paid			$ 600,000